Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 75,837.2	$ 1,005.9	₨ 70,404.0
Remittances in transit	35,507.3	471.0	41,721.1
Accrued expenses	54,898.3	728.2	57,816.9
Accounts payable	103,386.2	1,371.4	88,212.9
Derivatives (refer to note 24)	184,783.0	2,451.0	128,449.0
Lease liabilities	65,615.1	870.3	0.0
Others	91,300.1	1,211.0	80,834.7
Total	₨ 611,327.2	$ 8,108.8	₨ 467,438.6